Long-term investments -Combined Information for APUC's interest in VIE's (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Carrying amount	$ 97,220	$ 59,091
Development loans receivable	102,418	35,000
Commitments on behalf of VIEs	1,101,377	1,364,871
APUC's maximum exposure in regard to VIE's	$ 1,301,015	$ 1,458,962